Commitments (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Ounces Ounce	Dec. 31, 2017
Statements Line Items
Minimum lease payments payable under non-cancellable operating lease | $	$ 13,049,000
Silver stream		100.00%
Per ounce/carat price	2.75
Share of silver production	100.00%
Delivery of gold, ounces | Ounce	19,300,000
2nd Anniversary [Member]
Statements Line Items
Buy-back option, percentage	50.00%
Buy-back option | $	$ 34,400
Share of silver production	30.00%
Delivery of gold, ounces | Ounce	89,034
3rd Anniversary [Member]
Statements Line Items
Buy-back option, percentage	50.00%
Buy-back option | $	$ 31,300
Delivery of Silver, ounces | Ounces	434,093
After reaching 19,300,000 ounces [Member]
Statements Line Items
Share of silver production	9.25%
Brucejack stream [Member]
Statements Line Items
Silver stream	30.00%
Delivery of gold, ounces | Ounce	7,067,000
Gibraltar stream [Member]
Statements Line Items
Share of silver production	35.00%
Gibraltar stream [Member] | After reaching 5.9 million ounces of silver [Member]
Statements Line Items
Share of silver production	75.00%
Amulsar Offtake [Member]
Statements Line Items
Delivery of gold, ounces | Ounces	2,110,425
Description of offtake percentage increase	Offtake percentage will increase to 84.87% if Lydian elects to reduce the gold stream
Gold per ounces, attributable to OBL (less any ounces delivered pursuant to the Amulsar stream) | Ounces	1,853,751